CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Treasury Shares [Member]	Common Shares [Member]	Additional Paid-In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance (in shares) at Dec. 31, 2019	42,000	147,230,634
Balance at Dec. 31, 2019		$ 1,472	$ 38,499	$ 567,202	$ (1,396)	$ (10,352)	$ 595,424
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)		$ 0	0	0	0	50,033	50,033
Common Shares Issued, net of issuance cost (in shares)	0	4,215,478
Common Shares Issued, net of issuance cost		$ 42	20,628	0	0	0	20,670
Other Comprehensive Loss		$ 0	0	0	81	0	81
Share Based Compensation (in shares)	0	0
Share Based Compensation		$ 0	285	0	0	0	285
Dividends Distributed		$ 0	0	(27,686)	0	(39,566)	(67,242)
Balance (in shares) at Dec. 31, 2020	42,000	151,446,112
Balance at Dec. 31, 2020		$ 1,514	59,412	539,516	(1,316)	0	599,126
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)		$ 0	0	0	0	(171,328)	(171,328)
Common Shares Issued, net of issuance cost (in shares)	0	32,248,084
Common Shares Issued, net of issuance cost		$ 322	79,729	0	0	0	80,051
Other Comprehensive Loss		$ 0	0	0	(265)	0	(265)
Share Based Compensation (in shares)	(42,000)	0
Share Based Compensation		$ 0	339	0	0	0	339
Dividends Distributed		$ 0	0	(9,700)	0	0	(9,700)
Balance (in shares) at Dec. 31, 2021	0	183,694,196
Balance at Dec. 31, 2021		$ 1,836	139,480	529,816	(1,581)	(171,328)	498,223
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)		$ 0	0	0	0	15,101	15,101
Common Shares Issued, net of issuance cost (in shares)	0	25,102,248
Common Shares Issued, net of issuance cost		$ 251	48,845	0	0	0	49,096
Other Comprehensive Loss		$ 0	0	0	(232)	0	(232)
Share Based Compensation (in shares)	0	0
Share Based Compensation		$ 0	476	0	0	0	476
Dividends Distributed		$ 0	0	(22,682)	0	0	(22,682)
Balance (in shares) at Dec. 31, 2022	0	208,796,444
Balance at Dec. 31, 2022		$ 2,087	$ 188,801	$ 507,134	$ (1,813)	$ (156,227)	$ 539,982